 AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 16, 2006

                                               File Nos. 333-57017 and 811-08821

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                        PRE-EFFECTIVE AMENDMENT NO. __/ /

                       POST-EFFECTIVE AMENDMENT NO. 21 /X/

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 /X/

                              AMENDMENT NO. 22 /X/

                              RYDEX VARIABLE TRUST
               (Exact Name of Registrant as Specified in Charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
               (Address of Principal Executive Offices, Zip Code)

                                  (301)296-5100
              (Registrant's Telephone Number, including Area Code )

                               Carl G. Verboncoeur
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                     (Name and Address of Agent for Service)

                                    Copy to:
                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                           1111 Pennsylvania Ave, N.W.
                             Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

/ / Immediately upon filing pursuant to paragraph (b) of rule 485
/ / On (date) pursuant to paragraph (b)(1)(v) of rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of rule 485
/ / On (date) pursuant to paragraph (a)(1) of rule 485
/X/ 75 days after filing pursuant to paragraph (a)(2) of rule 485
/ / On (date) pursuant to paragraph (a)(2) of Rule 485.

THE RYDEX VARIABLE TRUST
[_______], 2006

BENCHMARK FUNDS
S&P 500 FUND
RUSSELL 2000 FUND
DYNAMIC RUSSELL 2000 FUND
INVERSE DYNAMIC RUSSELL 2000 FUND

[RYDEXINVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

RYDEX VARIABLE TRUST
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850
800.820.0888
301.296.5100

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios. This Prospectus describes the following investment portfolios (the "Funds"):

BENCHMARK FUNDS
S&P 500 Fund
Russell 2000 Fund
Dynamic Russell 2000 Fund
Inverse Dynamic Russell 2000 Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

-  MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY
-  ARE NOT FEDERALLY INSURED
-  ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
-  ARE NOT BANK DEPOSITS
-  ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

TABLE OF CONTENTS

               S&P 500 Fund                                   X
               Russell 2000 Fund                              X
               Dynamic Russell 2000 Fund                      X
               Inverse Dynamic Russell 2000 Fund              X


               More Information About Fund
               Investments and Risks                         XX
               Purchasing and Redeeming Shares               XX
               Dividends, Distributions, and Taxes           XX
               Management of the Funds                       XX
               Benchmark Information                         XX

S&P 500 FUND

FUND OBJECTIVE
The S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY
Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

PRINCIPAL RISKS
The S&P 500 Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET RISK - Due to market conditions, the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

ACTIVE TRADING RISK - A significant portion of the assets of the Fund may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

PERFORMANCE
The S&P 500 Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES
This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares of the Fund. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

  SHAREHOLDER FEES                                                                     NONE
  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                      X.XX%
  DISTRIBUTION (12b-1) FEES                                                            X.XX%
  OTHER EXPENSES*                                                                      X.XX%
  TOTAL ANNUAL FUND OPERATING EXPENSES                                                 X.XX%

* OTHER EXPENSES ARE ESTIMATED.

EXAMPLE
This Example is intended to help you compare the cost of investing in the shares of the S&P 500 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  S&P 500 FUND                     1 YEAR   3 YEARS
  -------------------------------------------------
                                   $  XXX   $  XXX

RUSSELL 2000 FUND

FUND OBJECTIVE
The Russell 2000 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of and any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY
Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

PRINCIPAL RISKS
The Russell 2000 Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET RISK - Due to market conditions, the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

ACTIVE TRADING RISK - A significant portion of the assets of the Fund may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

SMALL-CAP ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

PERFORMANCE
The Russell 2000 Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES
This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares of the Fund. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

  SHAREHOLDER FEES                                                                     NONE
  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                      X.XX%
  DISTRIBUTION (12b-1) FEES                                                            X.XX%
  OTHER EXPENSES*                                                                      X.XX%
  TOTAL ANNUAL FUND OPERATING EXPENSES                                                 X.XX%

* OTHER EXPENSES ARE ESTIMATED.

EXAMPLE
This Example is intended to help you compare the cost of investing in the shares of the Russell 2000 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  RUSSELL 2000 FUND                1 YEAR   3 YEARS
  -------------------------------------------------
                                   $  XXX   $  XXX

DYNAMIC RUSSELL 2000 FUND

FUND OBJECTIVE
The Dynamic Russell 2000 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 2000 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY
The Dynamic Russell 2000 Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

PRINCIPAL RISKS
The Dynamic Russell 2000 Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET RISK - Due to market conditions, the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

SMALL-CAP ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

INVESTOR PROFILE
Investors who expect the Russell 2000(R) Index to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000(R) Index goes down.

PERFORMANCE
The Dynamic Russell 2000 Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES
This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares of the Fund. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

  SHAREHOLDER FEES                                                                     NONE
  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                      X.XX%
  DISTRIBUTION (12b-1) FEES                                                            X.XX%
  OTHER EXPENSES*                                                                      X.XX%
  TOTAL ANNUAL FUND OPERATING EXPENSES                                                 X.XX%

* OTHER EXPENSES ARE ESTIMATED.

EXAMPLE
This Example is intended to help you compare the cost of investing in the shares of the Dynamic Russell 2000 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  DYNAMIC RUSSELL 2000 FUND        1 YEAR   3 YEARS
  -------------------------------------------------
                                   $  XXX   $   XXX

INVERSE DYNAMIC RUSSELL 2000 FUND

FUND OBJECTIVE
The Inverse Dynamic Russell 2000 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Russell 2000 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY
The Inverse Dynamic Russell 2000 Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS
The Inverse Dynamic Russell 2000 Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET RISK - Due to market conditions, the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

SMALL-CAP ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

INVESTOR PROFILE
Investors who expect the Russell 2000(R) Index to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000(R) Index goes up.

PERFORMANCE
The Inverse Dynamic Russell 2000 Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES
This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares of the Fund. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

  SHAREHOLDER FEES                                                                     NONE
  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                      X.XX%
  DISTRIBUTION (12b-1) FEES                                                            X.XX%
  OTHER EXPENSES*                                                                      X.XX%
  TOTAL ANNUAL FUND OPERATING EXPENSES                                                 X.XX%

* OTHER EXPENSES ARE ESTIMATED.

EXAMPLE
This Example is intended to help you compare the cost of investing in the shares of the Inverse Dynamic Russell 2000 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  INVERSE DYNAMIC RUSSELL 2000 FUND      1 YEAR   3 YEARS
  -------------------------------------------------------
                                         $  XXX   $   XXX

MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES
The Benchmark Funds' objective is to provide investment results that match the performance of a specific benchmark on a daily basis. The investment objective of each Fund is non-fundamental and may be changed without shareholder approval. The current benchmarks used by the Funds are set forth below:

FUND                                BENCHMARK
S&P 500 FUND                        S&P 500(R)INDEX
RUSSELL 2000 FUND                   RUSSELL 2000(R)INDEX
DYNAMIC RUSSELL 2000 FUND           200% OF THE PERFORMANCE OF THE RUSSELL 2000(R)INDEX
INVERSE DYNAMIC                     200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF THE RUSSELL
RUSSELL 2000 FUND                   2000(R)INDEX

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

RUSSELL 2000(R) INDEX. The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2005, the Russell 2000(R) Index included companies with capitalizations between $XX million and $XX billion.

ADVISOR'S INVESTMENT METHODOLOGY
Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark in order to maintain consistency and predictability.

S&P 500 FUND AND RUSSELL 2000 FUND
The Advisor's primary objective for the S&P 500 and Russell 2000 Funds is to correlate with the performance of the index underlying each Fund's benchmark.

DYNAMIC RUSSELL 2000 FUND AND INVERSE DYNAMIC RUSSELL 2000 FUND
In managing the Dynamic Russell 2000 and the Inverse Dynamic Russell 2000 Funds, the Advisor uses a "passive" investment strategy to manage each Fund's portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Dynamic Russell 2000 Fund is invested to achieve returns that exceed the returns of the Russell 2000(R) Index. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse Dynamic Russell 2000 Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of the Russell 2000(R) Index. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund's assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75. Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

OTHER INVESTMENT PRACTICES AND STRATEGIES
Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

MARKET RISK (ALL FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

TRACKING ERROR RISK (ALL FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS) - The Funds may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average, may decline over various time periods within a day. If a security, an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options or futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts or securities.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

          FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

          OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds. The risks associated with the Funds' use of futures and options contracts include:

          - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

          - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

          - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

          - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

          - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (INVERSE DYNAMIC RUSSELL 2000 FUND) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. Similarly, when a Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases a Fund's unrealized gain or reduces a Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAP ISSUER RISK (ALL FUNDS EXCEPT S&P 500 FUND) - Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (ALL FUNDS) - The Funds may enter into swap agreements, including but not limited to equity index and interest rate swap agreements, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PORTFOLIO HOLDINGS
A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES
Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
The Benchmark Funds are designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Funds may come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NET ASSET VALUE
The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting any liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or a Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Fund's NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DISTRIBUTION PLAN
The Fund has adopted a Distribution Plan (the "Plan") that allows the Fund to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor will, in turn, pay the Service Provider out of its fees. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES
The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND
Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR
Rydex Investments, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Variable Trust since its inception in 1998, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds will pay the Advisor a fee at an annualized rate based on the average daily net assets for each Fund, as set forth below:

FUND                                         ADVISORY FEE
----------------------------------------------------------
S&P 500 FUND                                         X.XX%

RUSSELL 2000 FUND                                    X.XX%

DYNAMIC RUSSELL 2000 FUND                            X.XX%
INVERSE DYNAMIC RUSSELL 2000 FUND                    X.XX%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Trust's annual report to shareholders for the fiscal year ended December 31, 2005.

PORTFOLIO MANAGEMENT

Each Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds. Each of the following portfolio managers is a member of Rydex's Investment Leadership Team and together they share final portfolio management decision-making authority.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio. Mr. Byrum has co-managed the Funds since their inception.

JAMES R. KING, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed the Funds since their inception.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

BENCHMARK INFORMATION

STANDARD & POOR'S
STANDARD &POOR'S DOES NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKES NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

          -  THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

          -  THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

          - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

          - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

          - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, THE STANDARD & POOR'S DOES NOT:

          -  RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER
             SECURITIES;

          - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

          - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

          - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAVE ANY OBLIGATION TO DO SO;

          - HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

          - HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH STANDARD & POOR'S KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500,"
ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

FRANK RUSSELL COMPANY ("RUSSELL")
THE DYNAMIC RUSSELL 2000 AND INVERSE DYNAMIC RUSSELL 2000 FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY RUSSELL. RUSSELL MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUNDS PARTICULARLY OR THE ABILITY OF THE RUSSELL 2000(R) INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE OR A SEGMENT OF THE SAME. RUSSELL'S PUBLICATION OF THE RUSSELL 2000(R) INDEX IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY RUSSELL AS TO THE ADVISABILITY OF INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE RUSSELL 2000(R) INDEX IS BASED. RUSSELL'S ONLY RELATIONSHIP TO THE TRUST IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF RUSSELL AND OF THE RUSSELL 2000(R) INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY RUSSELL WITHOUT REGARD TO THE TRUST OR THE FUNDS. RUSSELL IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND RUSSELL MAKES NO REPRESENTATION OR WARRANTY EXPRESS OR IMPLIED AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. RUSSELL RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE RUSSELL 2000(R) INDEX. RUSSELL HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE FUNDS.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF

THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MORE INFORMATION ABOUT THE STANDARD & POOR'S AND RUSSELL IS LOCATED IN THE SAI.

Additional information about the Funds is included in the Trust's SAI dated _______________, 2006 which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.


9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydexinvestments.com

                       STATEMENT OF ADDITIONAL INFORMATION
                              RYDEX VARIABLE TRUST

                         9601 BLACKWELL ROAD, SUITE 500
                            ROCKVILLE, MARYLAND 20850
                            800.820.0888 301.296.5100

                            WWW.RYDEXINVESTMENTS.COM

Rydex Variable Trust (the "Trust") is a mutual fund complex with a number of separate investment portfolios. This Statement of Additional Information ("SAI") relates to shares of the following portfolios (each a "Fund" and collectively, the "Funds"):

                                  S&P 500 FUND
                                RUSSELL 2000 FUND
                            DYNAMIC RUSSELL 2000 FUND
                        INVERSE DYNAMIC RUSSELL 2000 FUND

This SAI is not a prospectus. It should be read in conjunction with the Funds' Prospectus, dated [_______], 2006 (the "Prospectus"). Copies of the Funds' Prospectus are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above.

                   The date of this SAI is [___________], 2006


The information in this SAI is not complete and may be changed. We may not sell these securities until the Post-Effective Amendment filed with the U.S. Securities and Exchange Commission (the "SEC") is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE TRUST                                              1

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS                                1

INVESTMENT RESTRICTIONS                                                         15

BROKERAGE ALLOCATION AND OTHER PRACTICES                                        18

MANAGEMENT OF THE TRUST                                                         20

DETERMINATION OF NET ASSET VALUE                                                33

PURCHASE AND REDEMPTION OF SHARES                                               34

DIVIDENDS, DISTRIBUTIONS, AND TAXES                                             35

OTHER INFORMATION                                                               38

INDEX PUBLISHERS                                                                41

COUNSEL                                                                         42

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                   42

CUSTODIAN                                                                       42

RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES                         A-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on June 11, 1998. The Trust is permitted to offer separate portfolios of shares that are available through certain deferred variable annuity and variable insurance contracts ("Contracts") offered through insurance companies, as well as to certain retirement plan investors. Additional series and/or classes may be created from time to time.

Currently, the Trust has fifty-seven separate series, including the Funds. All payments received by the Trust for shares of any series belong to that series. Each series has its own assets and liabilities.

The Trust is a successor to The Rydex Advisor Variable Annuity Account (the "Separate Account"), and the subaccounts of the Separate Account (the "Rydex Subaccounts"). The Rydex Subaccounts were divided into the Nova, Ursa, OTC, Precious Metals, U.S. Government Bond, and Money Market Subaccounts. A substantial portion of the assets of each of the Rydex Subaccounts were transferred to the respective Funds of the Trust in connection with the commencement of operations of the Trust. To obtain historical financial information about the Rydex Subaccounts, please call 1-800-820-0888.

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS

GENERAL

Each Fund's investment objective and principal investment strategies are described in the Funds' Prospectus. The investment objective of each Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund's outstanding shares. The following information supplements, and should be read in conjunction with, those sections of the Prospectus.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors II, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors II, Inc. operates under the name Rydex Investments (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectus may, consistent with a Fund's investment objectives and limitations, be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund's fundamental investment policies. There is no assurance that any of the Funds' strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.

BORROWING

The Funds may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value ("NAV") per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the Investment Company Act of 1940, as amended (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

EQUITY SECURITIES
Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAVof a fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Funds may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below.

- COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

- PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

- WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

- CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

- SMALL CAPITALIZATION ISSUERS. Investing in equity securities of small capitalization companies often involves greater risk than is customarily associated with investments in large capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

- MASTER LIMITED PARTNERSHIPS ("MLPs"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the Securities and Exchange Commission ("SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

     The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

ILLIQUID SECURITIES

While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, purchased over-the-counter options ("OTC options"), certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities, which may be invested in by a Fund, to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

While the Funds do not anticipate doing so, the Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act. A Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund, such as through a master-feeder arrangement.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

LENDING OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board. These loans, if and when made, may not exceed 33 ? % of the total asset value of the Fund (including the loan collateral) No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). A Fund may use futures contracts and related options for BONA FIDE hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act, or the rules and SEC interpretations thereunder. If a Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Funds may buy call and put options and write (sell) call and put options on securities and on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing each Fund's respective investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PORTFOLIO TURNOVER

As discussed in the Funds' Prospectus, the Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Funds. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. (See "Purchasing And Redeeming Shares" in the Funds' Prospectus). Because a Fund's portfolio turnover rate, to a great extent, will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one-year.

REPURCHASE AGREEMENTS

As discussed in the Funds' Prospectus, each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of a Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by a Fund, amounts to more than 15% of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

Each Fund may use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be advantageous to the Funds. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES

The Dynamic Russell 2000 and Inverse Dynamic Russell 2000 Funds may engage in short sales transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each Fund may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

The Funds may engage in short sales if, at the time of the short sale, a Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost. While the Funds do not currently expect to do so, each Fund may make a short sale when a Fund wants to sell the security it owns at a current attractive price, in order to hedge or limit the exposure of the Fund's position.

STOCK INDEX FUTURES CONTRACTS

A Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, a Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

SWAP AGREEMENTS

The Funds may enter into swap agreements, including but not limited to interest rate and total return swap agreements. A Fund may utilize swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap;" interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

TRACKING ERROR

The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover);
(5) a Fund holding instruments traded in a market that has become illiquid or disrupted; (6) the rounding of Fund share prices to the nearest cent; (7) changes to the index underlying a benchmark that are not disseminated in advance; (8) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or
(9) market movements that run counter to a leveraged Fund's investments. Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant.

U.S. GOVERNMENT SECURITIES

The Funds may invest in U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, of such security in determining the Fund's NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. A Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES
The following investment limitations are fundamental policies of the Funds, which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

Each Fund shall not:

     1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

     2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

     3. Purchase or sell real estate, except that a Fund may purchase marketable securities issued by companies which own or invest in real estate (including real estate investment trusts).

     4. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

     5. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

     6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

     7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

NON-FUNDAMENTAL POLICIES
The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board and, with respect to the policy to invest at least 80% of the Funds' assets in financial instruments with economic characteristics that should perform similarly to those of their underlying indices, without 60 days' prior notice to shareholders.

Each Fund shall not:

     1.   Invest in real estate limited partnerships.

     2. Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by
          Section 18 of the 1940 Act.

     3. Purchase securities on margin or effect short sales, except that a Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

     4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

     5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

     6. Change its investment strategy to invest at least 80% of its assets in financial instruments with economic characteristics that should perform similarly to those of its benchmark, without 60 days' prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above, under the heading "Fundamental Policies." With respect to borrowings in accordance with the limitations set forth in paragraph 1, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Funds' Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds, the Advisor or Rydex Distributors, Inc. (the "Distributor") for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by a Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." A Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares.

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Rydex Family of Funds are supervised by the Board under the laws of the State of Delaware. Each member of the Board is responsible for the fifty-seven series in the Trust as well as other funds in the Rydex Family of Funds, including the funds of Rydex Series Funds, Rydex Dynamic Funds, and Rydex ETF Trust, that are described in separate prospectuses and SAIs. In total the Rydex Family of Funds is comprised of 109 Funds, each of which is overseen by the Board. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND TRUST OFFICERS. Set forth below are the names, ages, position with the Trust, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below are the length of term of office for the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. None of the Officers receive compensation from the Trust for their services.

                                  POSITION
                                 WITH TRUST
          NAME AND               AND LENGTH                 PRINCIPAL OCCUPATIONS
        DATE OF BIRTH             OF TERM                      IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*

MICHAEL P. BYRUM (35)          Trustee, 2005 to     Vice President of Rydex Series Funds, Trustee of Rydex Dynamic Funds, Rydex
                               present; Vice        1997 to present; Vice President of    Series Funds and Rydex ETF Trust,
                               President, 1998 to   Rydex Dynamic Funds, 1999 to present; 2005 to present; Trustee of Rydex
                               present;             Vice President of Rydex ETF Trust,    Capital Partners SPhinX Fund, 2003 to
                                                    2002 to present; President of Rydex   present.
                                                    Capital Partners SPhinX Fund, 2003 to
                                                    present; President of PADCO Advisors,
                                                    Inc. and PADCO Advisors II Inc., 2004
                                                    to present; Chief Operating Officer
                                                    of PADCO Advisors, Inc., 2003 to
                                                    2004; Executive Vice President of
                                                    PADCO Advisors, Inc., 1993 to 2004;
                                                    Senior Portfolio Manager of PADCO
                                                    Advisors, Inc., 1993 to 2003;
                                                    Executive Vice President of PADCO
                                                    Advisors II, Inc., 1996 to 2004;
                                                    Senior Portfolio Manager of PADCO
                                                    Advisors II, Inc., 1996 to 2003;
                                                    President

                                  POSITION
                                 WITH TRUST
          NAME AND               AND LENGTH                 PRINCIPAL OCCUPATIONS
        DATE OF BIRTH             OF TERM                      IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------------
                                                    of Rydex Capital Partners I, LLC,
                                                    registered investment adviser, and
                                                    Rydex Capital Partners II, LLC,
                                                    registered investment adviser, 2003
                                                    to present; Executive Vice President
                                                    of Rydex Fund Services, Inc., 2004 to
                                                    present; Executive Vice President of
                                                    Rydex Distributors, Inc., 1996 to
                                                    2004; Secretary of PADCO Advisors,
                                                    Inc., PADCO Advisors II, Inc., Rydex
                                                    Capital Partners I, LLC, registered
                                                    investment adviser Rydex Capital
                                                    Partners II, LLC, registered
                                                    investment adviser, and Rydex Fund
                                                    Services, Inc., 2003 to present;
                                                    Secretary of Rydex Distributors,
                                                    Inc., 1996 to 2004.

                                  POSITION
                                 WITH TRUST
          NAME AND               AND LENGTH                 PRINCIPAL OCCUPATIONS
        DATE OF BIRTH             OF TERM                      IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------------
CARL G. VERBONCOEUR (52)       Trustee, 2004 to     President of Rydex Dynamic Funds,     Trustee of Rydex Capital Partners
                               present; President,  Rydex Series Funds and Rydex ETF      SPhinX Fund, 2005 to present; Trustee
                               2003 to present.     Trust, 2003 to present; Vice          of Rydex Dynamic Funds, Rydex Series
                                                    President of the Trust, 1997 to 2003; Funds and Rydex ETF Trust, 2004 to
                                                    Vice President of Rydex Dynamic       present; Director of ICI Mutual
                                                    Funds, 2000 to 2003; Vice President   Insurance Company, 2005 to present;
                                                    of Rydex Series Funds, 1997 to 2003;
                                                    Vice President of Rydex ETF Trust,
                                                    calendar year 2003; Vice President of
                                                    Rydex Capital Partners SPhinX Fund,
                                                    2003 to present; Treasurer of the
                                                    Trust and Rydex Series Funds, 1997 to
                                                    2003; Treasurer of Rydex Dynamic
                                                    Funds, 1999 to 2003; Treasurer of
                                                    Rydex ETF Trust, 2002 to 2003;
                                                    Treasurer of Rydex Capital Partners
                                                    SPhinX Fund, calendar year 2003;
                                                    Chief Executive Officer and Treasurer
                                                    of PADCO Advisors, Inc., PADCO
                                                    Advisors II, Inc., Rydex Fund
                                                    Services, Inc. and Rydex
                                                    Distributors, Inc., 2003 to present;
                                                    Executive Vice President and
                                                    Treasurer of Rydex Capital Partners
                                                    I, LLC, registered investment
                                                    adviser, and Rydex Capital Partners
                                                    II, LLC, registered investment
                                                    adviser, 2003 to present; President
                                                    of PADCO Advisors, Inc., PADCO
                                                    Advisors II, Inc., 2003 to 2004;
                                                    President of Rydex Fund Services,
                                                    Inc. and Rydex Distributors, Inc.,
                                                    2003 to present; Executive Vice
                                                    President of PADCO Advisors, Inc.,
                                                    PADCO Advisors II, Inc., Rydex Fund
                                                    Services, Inc. and Rydex
                                                    Distributors, Inc., 2000 to 2003;
                                                    Vice President of PADCO Advisors,
                                                    Inc., PADCO Advisors II, Inc., Rydex
                                                    Fund

                                  POSITION
                                 WITH TRUST
          NAME AND               AND LENGTH                 PRINCIPAL OCCUPATIONS
        DATE OF BIRTH             OF TERM                      IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------------
                                                    Services, Inc. and Rydex
                                                    Distributors, Inc., 1997 to 2000.

INDEPENDENT TRUSTEES

COREY A. COLEHOUR (59)         Trustee, 1998 to     Owner and President of Schield        Trustee of Rydex Capital Partners
                               present;             Management Company, registered        SPhinX Fund, 2005 to present;
                                                    investment adviser, February 2005     Trustee of Rydex Dynamic Funds,
                                                    to present; Senior Vice President     1999 to present; Trustee of Rydex
                                                    of Marketing and Co-Owner of          ETF Trust, 2003 to present;
                                                    Schield Management Company,           Trustee of Rydex Series Funds,
                                                    registered investment adviser,        1993 to present.
                                                    1985 to February 2005.

J. KENNETH DALTON (64)         Trustee, 1998 to     Mortgage Banking Consultant and       Trustee of Rydex Capital Partners
                               present;             Investor, The Dalton Group, a real    SPhinX Fund, 2005 to present; Trustee
                                                    estate company, 1995 to present.      of Rydex Dynamic Funds, 1999 to
                                                                                          present; Trustee of Rydex ETF Trust,
                                                                                          2003 to present; Trustee of Rydex
                                                                                          Series Funds, 1995 to present.

JOHN O. DEMARET (65)           Trustee, 1998 to     Retired.                              Trustee of Rydex Series Funds, 1997
                               present;                                                   to present; Trustee of Rydex Dynamic
                                                                                          Funds, 1999 to present; Trustee of
                                                                                          Rydex ETF Trust, 2003 to present;
                                                                                          Trustee of Rydex Capital Partners
                                                                                          SPhinX Fund, 2003 to present.

WERNER E. KELLER (65)          Trustee, 2005 to     President of Keller Partners, LLC,    Trustee of Rydex Dynamic Funds, Rydex
                               present;             registered investment adviser, 2005   Series Funds and Rydex ETF Trust,
                                                    to present; Retired, 2001 to 2005.    2005 to present; Trustee of Rydex
                                                                                          Capital Partners SPhinX Fund, 2003 to
                                                                                          present; Chairman of Centurion
                                                                                          Capital Management, registered
                                                                                          investment advisor, 1991 to 2001

THOMAS F. LYDON (45)           Trustee, 2005 to     President of Global Trends            Trustee of Rydex Dynamic Funds, Rydex
                               present;             Investments, registered investment    Series Funds and Rydex ETF Trust,
                                                    advisor, 1996 to present;             2005 to present; Trustee of Rydex
                                                                                          Capital Partners SPhinX Fund, 2003 to
                                                                                          present; Director of U.S. Global
                                                                                          Investors, Inc.,

                                  POSITION
                                 WITH TRUST
          NAME AND               AND LENGTH                 PRINCIPAL OCCUPATIONS
        DATE OF BIRTH             OF TERM                      IN PAST 5 YEARS                   OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
                                                                                           1997 to present; Chairman of
                                                                                           Make-A-Wish Foundation of Orange
                                                                                           County, 1999 to present.

PATRICK T. MCCARVILLE (62)     Trustee, 1998 to     Founder and Chief Executive Officer    Trustee of Rydex Capital Partners
                               present;             of Par Industries, Inc., d/b/a Par     SPhinX Fund, 2005 to present; Trustee
                                                    Leasing, Northbrook, Illinois, 1977    of Rydex Series Funds, 1997 to
                                                    to present.                            present; Trustee of Rydex Dynamic
                                                                                           Funds, 1999 to present; Trustee of
                                                                                           Rydex ETF Trust, 2003 to present.

ROGER SOMERS (60)              Trustee, 1998 to     President of Arrow Limousine, 1963 to  Trustee of Rydex Capital Partners
                               present;             present.                               SPhinX Fund, 2005 to present; Trustee
                                                                                           of Rydex Series Funds, 1993 to
                                                                                           present; Trustee of Rydex Dynamic
                                                                                           Funds, 1999 to present; Trustee of
                                                                                           Rydex ETF Trust, 2003 to present.

OFFICERS

NICK BONOS (42)                Vice President and   Vice President and Treasurer of Rydex
                               Treasurer, 2003 to   Dynamic Funds, Rydex Series Funds and
                               present;             Rydex ETF Trust, 2003 to present;
                                                    Treasurer and Principal Financial
                                                    Officer of Rydex Capital Partners
                                                    SPhinX Fund, 2003 to present; Senior
                                                    Vice President of Rydex Fund
                                                    Services, Inc., 2003 to present; Vice
                                                    President of Accounting of Rydex Fund
                                                    Services, Inc., 2000 to 2003.

                                  POSITION
                                 WITH TRUST
          NAME AND               AND LENGTH                 PRINCIPAL OCCUPATIONS
        DATE OF BIRTH             OF TERM                      IN PAST 5 YEARS                   OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------------
JOANNA M. HAIGNEY (38)         Chief Compliance     Chief Compliance Officer of Rydex
                               Officer, 2004 to     Dynamic Funds, Rydex Series Funds,
                               present; Secretary,  Rydex ETF Trust and Rydex Capital
                               2000 to present;     Partners SPhinX Fund, 2004 to
                                                    present; Secretary of Rydex Dynamic
                                                    Funds and Rydex Series Funds, 2000 to
                                                    present; Secretary of Rydex ETF
                                                    Trust, 2002 to present; Secretary of
                                                    Rydex Capital Partners SPhinX Fund,
                                                    2003 to present; Vice President of
                                                    Rydex Fund Services, Inc., 2004 to
                                                    present; Vice President of Compliance
                                                    of PADCO Advisors, Inc. and PADCO
                                                    Advisors II, Inc., 2000 to present.

* DENOTES A TRUSTEE WHO MAY BE DEEMED TO BE AN "INTERESTED" PERSON OF THE FUNDS AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF AFFILIATION WITH THE TRUST'S ADVISOR.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Board; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of Rydex Fund Services, Inc. (the "Servicer") that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville, and Somers currently serve as members of the

Audit Committee. The Audit Committee met four times in the most recently completed fiscal year.

NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of the Board. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Nominating Committee. The Nominating Committee met one time during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each Fund and all Rydex Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. [The Board and the officers of the Trust own less than 1% of the outstanding shares of the Trust.]

                                                                                                         AGGREGATE
                                                                                                          DOLLAR
                                                   DOLLAR RANGE OF FUND SHARES                           RANGE OF
                               -------------------------------------------------------------------       SHARES IN
                                                                                        INVERSE          ALL RYDEX
                                                                    DYNAMIC              DYNAMIC           FUNDS
                                 S&P 500       RUSSELL 2000       RUSSELL 2000        RUSSELL 2000       OVERSEEN
         NAME                     FUND             FUND              FUND                 FUND          BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
Michael P. Byrum               $X-$XXX,XXX      $X-$XXX,XXX        $X-$XXX,XXX         $X-$XXX,XXX      $X-$XXX,XXX

Corey A. Colehour              $X-$XXX,XXX      $X-$XXX,XXX        $X-$XXX,XXX         $X-$XXX,XXX      $X-$XXX,XXX

J. Kenneth Dalton              $X-$XXX,XXX      $X-$XXX,XXX        $X-$XXX,XXX         $X-$XXX,XXX      $X-$XXX,XXX

John O. Demaret                $X-$XXX,XXX      $X-$XXX,XXX        $X-$XXX,XXX         $X-$XXX,XXX      $X-$XXX,XXX

Thomas F. Lydon                $X-$XXX,XXX      $X-$XXX,XXX        $X-$XXX,XXX         $X-$XXX,XXX      $X-$XXX,XXX

Werner E. Keller               $X-$XXX,XXX      $X-$XXX,XXX        $X-$XXX,XXX         $X-$XXX,XXX      $X-$XXX,XXX

Patrick T. McCarville          $X-$XXX,XXX      $X-$XXX,XXX        $X-$XXX,XXX         $X-$XXX,XXX      $X-$XXX,XXX

Roger J. Somers                $X-$XXX,XXX      $X-$XXX,XXX        $X-$XXX,XXX         $X-$XXX,XXX      $X-$XXX,XXX

Carl G. Verboncoeur            $X-$XXX,XXX      $X-$XXX,XXX        $X-$XXX,XXX         $X-$XXX,XXX      $X-$XXX,XXX

BOARD COMPENSATION. The aggregate compensation paid by the Trust to each of the members of the Board serving during the fiscal year ended December 31, 2005, is set forth in the table below. Board members who are directors, officers or employees of the Advisor or any of its affiliated entities do not receive compensation from the Trust:

                                                         PENSION OR
                                                         RETIREMENT           ESTIMATED
                                                          BENEFITS              ANNUAL              TOTAL
                                   AGGREGATE             ACCRUED AS            BENEFITS          COMPENSATION
                                 COMPENSATION          PART OF TRUST'S           UPON             FROM FUND
       NAME OF PERSON             FROM TRUST              EXPENSES            RETIREMENT          COMPLEX *
-----------------------------------------------------------------------------------------------------------------
    Michael P. Byrum**                n/a                    n/a                  n/a                 n/a

    Corey A. Colehour               $X,XXX                   $X                   $X               $XX,XXX

    J. Kenneth Dalton               $X,XXX                   $X                   $X               $XX,XXX

    John O. Demaret                 $X,XXX                   $X                   $X               $XX,XXX

    Werner E. Keller                $X,XXX                   $X                   $X                $X,XXX

    Thomas F. Lydon                 $X,XXX                   $X                   $X                $X,XXX

    Patrick T. McCarville           $X,XXX                   $X                   $X               $XX,XXX

    Roger J. Somers                 $X,XXX                   $X                   $X               $XX,XXX

    Carl G. Verboncoeur**             n/a                    n/a                  n/a                 n/a

* REPRESENTS TOTAL COMPENSATION FOR SERVICE AS TRUSTEE OF THE RYDEX ETF TRUST, RYDEX DYNAMIC FUNDS, RYDEX VARIABLE TRUST, RYDEX SERIES FUNDS AND RYDEX CAPITAL PARTNERS SPHINX FUND.

**MESSRS. VERBONCOEUR AND BYRUM ARE INTERESTED TRUSTEES, AS DEFINED ABOVE. AS OFFICERS OF THE ADVISOR, THEY DO NOT RECEIVE COMPENSATION FROM THE TRUST.

CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, the Servicer and the Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC and is available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review each Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available upon request by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Variable Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.

THE ADVISORY AGREEMENT

PADCO Advisors II, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to each Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on July 5, 1994, together with PADCO Advisors, Inc., a registered investment adviser under common control and does business under the name Rydex Investments. The voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the "Viragh Family Trust"). Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through its ownership of voting common stock, the Viragh Family Trust and/or its three trustees, Katherine A. Viragh, Mark S. Viragh and Roger E. Young, may be deemed, under the 1940 Act, to control the Advisor.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

Under an investment advisory agreement with the Advisor, dated April 30, 2004, the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Board and the officers of the Trust. Prior to November 2, 1998, the Advisor provided similar services to the Rydex Subaccounts. As of [_________], net assets under management of the Advisor and its affiliates were approximately [$XXX,XXX].

ADVISORY FEE. Pursuant to the advisory agreement with the Advisor, the S&P 500 Fund, Russell 2000 Fund, Dynamic Russell 2000 Fund, and Inverse Dynamic Russell 2000 Fund pay the Advisor a fixed fee of 0.XX%, 0.XX%, 0.XX% and 0.XX%, respectively, at an annualized rate, based on the average daily net assets for each Fund.

The continuance of the advisory agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. The advisory agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

PORTFOLIO MANAGERS

This section includes information about each Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

                   REGISTERED INVESTMENT    OTHER POOLED INVESTMENT
                      COMPANIES(1),(2)           VEHICLES(1)               OTHER ACCOUNTS(1)
                  -----------------------------------------------------------------------------
                   NUMBER                    NUMBER                    NUMBER
                    OF       TOTAL ASSETS      OF      TOTAL ASSETS        OF     TOTAL ASSETS
      NAME        ACCOUNTS                  ACCOUNTS                  ACCOUNTS
------------------------------------------------------------------------------------------------
 Michael P.Byrum     XX      $     XX.X B      X       $      X.X M      X       LESS THAN $X M

 James R. King       XX      $     XX.X B      X                N/A      X       LESS THAN $X M

(1) INFORMATION PROVIDED IS AS OF [DATE].

(2) THE PORTFOLIO MANAGERS MANAGE ONE ACCOUNT THAT IS SUBJECT TO A PERFORMANCE-BASED ADVISORY FEE. THE ACCOUNT HAD $[XX.X] M IN ASSETS UNDER MANAGEMENT AS OF [DATE].

CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his management of the Funds. The portfolio managers' compensation consists of a fixed annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by two components. The first component is a comparison of the portfolio manager's Fund performance relative to a mutual fund peer's performance and/or to the performance of applicable internal or external benchmarks as measured over a one-year period. Mutual fund peers are those funds with similar investment objectives to the Fund managed by the portfolio manager. Mutual fund peers do not exist for all Rydex Funds. Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks. An external benchmark, such as the S&P 500 Index, will be used for each Rydex Fund that seeks to track the performance of a published index. An internal benchmark, such as the inverse of the S&P 500 Index, will be used when an external benchmark is not available. For the S&P 500 Fund, Russell 2000 Fund, Dynamic Russell 2000 Fund and Inverse Dynamic Russell 2000 Fund, the portfolio managers' performance will be compared in part to the performance of the Funds' underlying indices, as that term is defined in the Prospectus. The second component used to determine the discretionary bonus is based on the Advisor's profit margin and assets under management.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of each Fund as of [_______], 2006. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

   PORTFOLIO                                               DOLLAR RANGE OF
    MANAGER                      FUND NAME                  FUND SHARES
--------------------------------------------------------------------------
 Michael P. Byrum        Dynamic Russell 2000 Fund             [None]
                     Inverse Dynamic Russell 2000 Fund         [None]
                               S&P 500 Fund                    [None]
                            Russell 2000 Fund                  [None]

 James R. King           Dynamic Russell 2000 Fund             [None]
                     Inverse Dynamic Russell 2000 Fund         [None]


   PORTFOLIO                                               DOLLAR RANGE OF
    MANAGER                      FUND NAME                  FUND SHARES
--------------------------------------------------------------------------
                              S&P 500 Fund                     [None]
                            Russell 2000 Fund                  [None]

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by the Viragh Family Trust.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement. Prior to November 2, 1998 the Servicer provided similar services to the Rydex Subaccounts.

In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the daily net assets of each Fund.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Nova, Ursa, OTC, U.S. Government Bond, Precious Metals, and U.S. Government Money Market Funds. Certain officers and trustees of the Trust are also officers and directors of the Servicer.

DISTRIBUTION

Pursuant to the Distribution Agreement adopted by the Trust, Rydex Distributors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as the distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is wholly-owned by the Viragh Family Trust.

INVESTOR SERVICES PLAN

Pursuant to an Investor Services Plan dated December 31, 1998, the Distributor directly, or indirectly through other service providers determined by the Distributor ("Service Providers"), provides investor services to owners of Contacts who, indirectly through insurance company separate accounts, invest in shares of the Funds ("Investors"). Investor services include some or all of the following: printing Fund prospectuses and statements of additional information and mailing them to Investors or to financial advisers who allocate funds for investments in shares of the Funds on behalf of Investors ("Financial Advisors"); forwarding communications from the Funds to Investors or Financial Advisors, including proxy solicitation material and annual and semiannual reports; assistance in facilitating and processing transactions in shares of the Funds in connection with strategic or tactical asset allocation investing; assistance in providing the Fund with advance information on strategic and tactical asset allocation trends and anticipated investment activity in and among the Funds; assisting Investors who wish or need to change Financial Advisors; and providing support services to Financial Advisors, including, but not limited to: (a) providing Financial Advisors with updates on policies and procedures; (b) answering questions of Financial Advisors regarding the Funds' portfolio investments; (c) providing performance information to Financial Advisors regarding the Funds; (d) providing information to Financial Advisors regarding the Funds' investment objectives; (e) providing investor account information to Financial Advisors; and (f) redeeming Fund shares, if necessary, for the payment of Financial Advisor fees.

For these services, the Trust compensates the Distributor at an annual rate not exceeding 0.25% of the Funds' average daily net assets. The Distributor is authorized to use its fee to compensate Services Providers for providing Investor services. The fee will be paid from the assets of the Funds and will be calculated and accrued daily and paid within fifteen (15) days of the end of each month.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested trustees' fees and expenses; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each Fund pays an equal portion of the Trustee fees and expenses for attendance at Board meetings for the members of the Board who are not affiliated with, or interested persons of, the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY
The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Transaction Information--Calculating NAV." The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The NAV per share of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board.

On days when the Chicago Board of Trade ("CBOT") is closed during its usual business hours, but the shares of a Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by a Fund which are traded on the CBOT are valued at the earlier of (i) the time of the execution of the last trade of the day for a Fund in those CBOT-traded portfolio securities and (ii) the time of the close of the CBOT Evening Session. On days when the CBOT is closed during its usual business hours and there is no need for a Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by a Fund will be the mean of the bid and asked prices for those CBOT-traded portfolio securities at the open of the CBOT Evening Session.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities listed on the Nasdaq National Market and Nasdaq SmallCap Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by the Board, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

PURCHASE AND REDEMPTION OF SHARES

SUSPENSION OF THE RIGHT OF REDEMPTION

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that sales of a Fund's investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of a Fund's investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where a Fund's securities trade, as appropriate, is closed or trading is restricted, the Fund may ask the SEC to permit the right of redemption to be suspended. On any day that any of the securities exchanges on which a Fund's securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day's NAV.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and
(ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. In addition, the U.S. Government bond market is closed on Columbus Day and Veterans' Day. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges and markets may modify its holiday schedule at any time.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Funds' Prospectus under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shares of the Funds will be purchased by life insurance companies for their separate accounts under variable annuity contracts and variable life insurance policies and by other entities under qualified pension and retirement plans. Under the provisions of the Code currently in effect, net income and net realized capital gains of the Funds are not currently taxable when left to accumulate within a variable annuity contract or variable life insurance policy or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners of the company's variable annuity contracts or variable life insurance policies, refer to the life insurance company's variable annuity contract or variable life insurance prospectus. You should consult with your tax adviser regarding the federal, state and local tax treatment of withdrawals or distributions from your qualified pension or retirement plan.

SECTION 817(h) DIVERSIFICATION

Section 817(h) of the Code requires that the assets of each Fund be adequately diversified so that insurance companies that invest in their shares, and not variable annuity contract owners, are considered the owners of the shares for federal income tax purposes. Each Fund ordinarily must satisfy the diversification requirements within one year after contract owner funds are first allocated to the particular Fund. In order to meet the diversification requirements of regulations issued under Section 817(h), each Fund will meet the following test: no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments. Each Fund must meet the above diversification requirements within 30 days of the end of each calendar quarter.

In certain circumstances, owners of variable contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the contract owner's gross income.

The ownership rights under the Contracts are similar to, but different in certain respects, from those described by the Treasury Department in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract may choose one or more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. Further, the Treasury Department has indicated that in regulations or additional rulings under Section 817(d) (relating to the definition of a variable contract), it will provide future guidance on the extent to which owners of variable contracts may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them in order to prevent Contract owners from being considered the owners of a pro rata share of the assets of the subaccounts.

REGULATED INVESTMENT COMPANY STATUS

Each of the Funds intends to seek to qualify for, and elect to be treated as a Regulated Investment Company ("RIC") under the Code. As a RIC, a Fund would not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund distributes to the Fund's shareholders.

Accordingly, each Fund must, among other requirements, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holding so that, at the end of each fiscal quarter of its taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of two or more issuers that a Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified, publicly traded partnerships.

In addition, each Fund must distribute at least 90% of its investment company taxable income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without any deduction for dividends paid to shareholders) and at least 90% of its net tax-exempt interest income, if any, for each tax year to its shareholders. If a Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

In the event of a failure by a Fund to qualify as a RIC for any taxable year, all of its taxable income will be subject to tax at regular corporate income tax rates without any deductions for distributions to shareholders. In addition, in such case, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders as ordinary income. In general, subject to certain limitations, such dividends would be eligible for the dividends received deduction for corporate shareholders.

FEDERAL EXCISE TAX

It is expected that none of the Funds will be subject to the 4% excise tax normally imposed on RICs that do not distribute substantially all of their income and gains each calendar year, because that tax does not apply to a RIC whose only shareholders are segregated assets accounts of life insurance companies held in connection with variable annuity accounts and/or variable life insurance policies, and certain trusts under qualified pension and retirement plans.

OPTIONS AND OTHER COMPLEX SECURITIES

A Fund may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a

Fund. A Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities, which may reduce the return on such investments.

A Fund's transactions in options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements to be treated as a RIC under Subchapter M of the Code. However, it is the intention of each Fund's portfolio management to limit gains from such investments to less than 10% of the gross income of the Fund during any fiscal year in order to maintain this qualification.

OTHER ISSUES

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds' Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.

Information concerning the Funds' portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other service providers, such as the Funds' administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds' current registration statement. As of [__________], 2006, the Funds had not yet commenced operations and therefore, did not disclose portfolio holdings information to any individual or entity. Once the Funds commence operations they expect to disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes: [Morningstar, Lipper, Vickers Stock Research, Thomson Financial, Bloomberg and Standard & Poor's.]

The Funds' Chief Compliance Officer, or his or her compliance personnel designee, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

The Board exercises continuing oversight of the disclosure of each Fund's portfolio holdings by (1) overseeing the implementation and enforcement of Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds' Chief Compliance Officer and the Fund, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by a Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by a Fund, which are not disclosed.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by

Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

You may visit the Trust's web site at www.rydexinvestments.com or call 800-820-0888 or 301-296-5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHERS

THE FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S OR THE FRANK RUSSELL COMPANY ("RUSSELL"). STANDARD & POOR'S AND RUSSELL MAKE NO REPRESENTATION, CONDITION, WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUNDS PARTICULARLY OR THE ABILITY OF THE STANDARD AND POOR'S INDICES AND/OR THE RUSSELL 2000(R) INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE OR A SEGMENT OF THE SAME. RUSSELL'S PUBLICATION OF THE RUSSELL 2000(R) INDEX IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY RUSSELL AS TO THE ADVISABILITY OF INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE RUSSELL 2000(R) INDEX IS BASED.

STANDARD & POOR'S AND RUSSELL'S ONLY RELATIONSHIP TO RYDEX INVESTMENTS IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF STANDARD & POOR'S AND RUSSELL AND OF THE STANDARD & POOR'S INDICES AND RUSSELL 2000(R) INDEX WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY STANDARD & POOR'S AND RUSSELL, RESPECTIVELY, WITHOUT REGARD TO RYDEX INVESTMENTS OR THE FUNDS. STANDARD & POOR'S AND RUSSELL HAVE NO OBLIGATION TO TAKE THE NEEDS OF RYDEX INVESTMENTS OR THE OWNERS OF THE FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE STANDARD & POOR'S INDICES AND RUSSELL 2000(R) INDEX.

RUSSELL IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND RUSSELL MAKES NO REPRESENTATION OR WARRANTY EXPRESS OR IMPLIED AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. RUSSELL RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE RUSSELL 2000(R) INDEX. STANDARD & POOR'S AND RUSSELL ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE FUNDS OR THE TIMING OF THE ISSUANCE OR SALE OF THE FUNDS OR IN THE DETERMINATION OR CALCULATION OF THE NAV OF THE FUNDS. STANDARD & POOR'S AND RUSSELL HAVE NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE FUNDS.

STANDARD & POOR'S AND RUSSELL DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE STANDARD & POOR'S INDICES AND RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN AND STANDARD & POOR'S AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. STANDARD & POOR'S AND RUSSELL MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RYDEX INVESTMENTS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE STANDARD & POOR'S INDICES AND RUSSELL 2000(R) INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN. STANDARD & POOR'S AND RUSSELL MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE STANDARD & POOR'S INDICES AND RUSSELL 2000(R) INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STANDARD & POOR'S AND RUSSELL

HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS RESULTING FROM THE USE OF THE STANDARD & POOR'S INDICES AND RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[_________________] is the independent registered public accounting firm of the Trust and each of the Funds.

CUSTODIAN

U. S. Bank (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I.      INTRODUCTION

        PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

        - Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

        - Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

        - Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.     PROXY VOTING POLICIES AND PROCEDURES

        A.    Proxy Voting Policies

              Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

              The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.

        B.    Proxy Voting Procedures

              Rydex Investments utilizes the services of an outside proxy voting firm, Investor Responsibility Research Center, Inc. ("IRRC"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, IRRC will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as

SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with IRRC, Rydex Investments has agreed to:

        - Provide IRRC with a copy of the Guidelines and to inform IRRC promptly of any changes to the Guidelines;

        - Deliver to IRRC, on a timely basis, all documents, information and materials necessary to enable IRRC to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to IRRC a power of attorney with respect to the services to be provided hereunder and providing IRRC on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by IRRC of its duties);

        - Provide IRRC with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

        - Coordinate with IRRC with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III.    RESOLVING POTENTIAL CONFLICTS OF INTEREST

        The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

        - Managing a pension plan for a company whose management is soliciting proxies;

        - Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

        - Rydex Investments, its employees or affiliates having a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

        To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct IRRC to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

        - REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

        - OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex

              Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

        - USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as IRRC or a similar entity (or to have the third party vote such proxies).

        - USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as IRRC) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.     SECURITIES SUBJECT TO LENDING ARRANGEMENTS

        For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.      SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

        Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.     ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

        Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or IRRC as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

        (i)       The name of the issuer of the portfolio security;

        (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

        (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

        (iv)      The shareholder meeting date;

        (v)       A brief identification of the matter voted on;

        (vi) Whether the matter was proposed by the issuer or by a security holder;

        (vii) Whether Rydex Investments (or IRRC as its agent) cast the client's vote on the matter;

        (viii) How Rydex Investments (or IRRC as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

        (ix) Whether Rydex Investments (or IRRC as its agent) cast the client's vote for or against management.

VII.    DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

        Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

        Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

        If approved by the client, this policy and any requested records may be provided electronically.

VIII.   RECORDKEEPING

        Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

        (i)       A copy of this Policy;

        (ii)      Proxy Statements received regarding client securities;

        (iii)     Records of votes cast on behalf of clients;

        (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

        (v)       Records of client requests for proxy voting information.

        With respect to Rydex Investments' Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

        Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as IRRC, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

        Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A.  Director Nominees in Uncontested Elections                      Vote With Mgt.
B.  Chairman and CEO is the Same Person                             Vote With Mgt.
C.  Majority of Independent Directors                               Vote With Mgt.
D.  Stock Ownership Requirements                                    Vote With Mgt.
E.  Limit Tenure of Outside Directors                               Vote With Mgt.
F.  Director and Officer Indemnification and Liability Protection   Vote With Mgt.
G.  Eliminate or Restrict Charitable Contributions                  Vote With Mgt.

PROXY CONTESTS

A.  Voting for Director Nominees in Contested Election              Vote With Mgt.
B.  Reimburse Proxy Solicitation                                    Vote With Mgt.

AUDITORS

A.  Ratifying Auditors                                              Vote With Mgt.

PROXY CONTEST DEFENSES

A.  Board Structure - Classified Board                              Vote With Mgt.
B.  Cumulative Voting                                               Vote With Mgt.
C.  Shareholder Ability to Call Special Meetings                    Vote With Mgt.

TENDER OFFER DEFENSES

A.  Submit Poison Pill for shareholder ratification                 Case-by-Case
B.  Fair Price Provisions                                           Vote With Mgt.
C.  Supermajority Shareholder Vote Requirement                      Vote With Mgt.
     To Amend the Charter or Bylaws
D.  Supermajority Shareholder Vote Requirement                      Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A.  Confidential Voting                                             Vote With Mgt.
B.  Equal Access                                                    Vote With Mgt.
C.  Bundled Proposals                                               Vote With Mgt.

CAPITAL STRUCTURE

A.  Common Stock Authorization                                      Vote With Mgt.
B.  Stock Splits                                                    Vote With Mgt.
C.  Reverse Stock Splits                                            Vote With Mgt.
D.  Preemptive Rights                                               Vote With Mgt.
E.  Share Repurchase Programs                                       Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A.  Shareholder Proposals to Limit Executive and                    Case-by-Case
     Directors Pay
B.  Shareholder Ratification of Golden and Tin Parachutes           Vote With Mgt.
C.  Employee Stock Ownership Plans                                  Vote With Mgt.
D.  401(k) Employee Benefit Plans                                   Vote With Mgt.

STATE OF INCORPORATION

A.  Voting on State Takeover Plans                                  Vote With Mgt.
B.  Voting on Reincorporation Proposals                             Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A.  Mergers and Acquisitions                                        Case-by-Case
B.  Corporate Restructuring                                         Vote With Mgt.
C.  Spin-Offs                                                       Vote With Mgt.
D.  Liquidations                                                    Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A.  Issues with Social/Moral Implications                           Vote With Mgt.

                                     PART C

                                OTHER INFORMATION

ITEM 23.       EXHIBITS

(a)(1) Certificate of Trust dated June 11, 1998 of Rydex Variable Trust (the "Registrant" or the "Trust") is incorporated herein by reference to Exhibit (a) of the Registrant's Initial Registration Statement, as filed with the U.S. Securities and Exchange Commission (the "SEC") on June 17, 1998.

(a)(2) Declaration of Trust dated June 11, 1998 of the Registrant is incorporated herein by reference to Exhibit (a) of the Registrant's Initial Registration Statement, as filed with the SEC on June 17, 1998.

(a)(3) Amendment dated November 21, 2005 to the Declaration of Trust dated June 11, 1998 of the Registrant is filed herewith.

(b)(1) Amended and Restated By-Laws of the Registrant are filed herewith.

(c)            Not Applicable.

(d)(1) Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors II, Inc., d/b/a Rydex Investments, is incorporated herein by reference to exhibit (d)(1) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement, as filed with the SEC on April 22, 2005.

(d)(2) Investment Sub-Advisory Agreement dated April 30, 2004 between PADCO Advisors II, Inc., d/b/a Rydex Investments, and Clarke Lanzen Skalla Investment Firm, LLC is incorporated herein by reference to exhibit (d)(2) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement, as filed with the SEC on December 21, 2005.

(d)(3) Form of Advisory Agreement dated May 23, 2005 between the Registrant and PADCO Advisors II, Inc., relating to the Absolute Return Strategies Fund, Hedged Equity Fund and Market Neutral Fund, is incorporated herein by reference to exhibit (d)(3) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement, as filed with the SEC on June 17, 2005.

(d)(4) Form of Amendment dated May 23, 2005 to the Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors II, Inc., with respect to the Strengthening Dollar Fund, Weakening Dollar Fund and Commodities Fund, is incorporated herein by reference to exhibit (d)(4) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement, as filed with the SEC on December 21, 2005.

(d)(5) Form of Amendment dated February 17, 2006 to the Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors II, Inc., with respect to the CLS AdvisorOne Berolina Fund, is incorporated herein by reference to exhibit (d)(5) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement, as filed with the SEC on December 21, 2005.

(d)(6) Form of Amendment dated February 17, 2006 to the Investment Sub-Advisory Agreement dated April 30, 2004 between PADCO Advisors II, Inc., d/b/a Rydex Investments, and Clarke Lanzen Skalla Investment Firm, LLC, with respect to the CLS AdvisorOne Berolina Fund, is incorporated herein by reference to exhibit
               (d)(6) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement, as filed with the SEC on December 21, 2005.

(d)(7) Form of Amendment dated February 17, 2006 to the Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors II, Inc., with respect to the Russell 2000 Fund, S&P 500 Fund, Dynamic Russell 2000 Fund and Inverse Dynamic Russell 2000 Fund, is filed herewith.

(e)(1) Distribution Agreement dated December 16, 2003 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to exhibit (e)(1) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement, as filed with the SEC on April 22, 2005.

(e)(2) Form of Participation Agreement between the Registrant and PADCO Financial Services, Inc. is incorporated herein by reference to exhibit (e)(2) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, as filed with the SEC on October 16, 1998.

(e)(3) Investor Service Agreement dated December 31, 1998 between the Registrant and PADCO Financial Services, Inc., d/b/a Rydex Distributors, Inc., is incorporated herein by reference to exhibit (e)(3) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement, as filed with the SEC on April 16, 1999.

(e)(4) Investor Services Plan dated December 31, 1998 is incorporated herein by reference to exhibit (e)(3) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement, as filed with the SEC on April 16, 1999.

(e)(5) Amendment dated February 25, 2000 to the Investor Services Agreement dated December 31, 1998 between the Registrant and PADCO Financial Services, Inc. is incorporated herein by reference to exhibit (e)(5) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement, as filed with the SEC on April 22, 2005.

(e)(6) Amendment dated February 25, 2000 to the Investor Services Plan dated December 31, 1998 is incorporated herein by reference to exhibit (e)(6) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement, as filed with the SEC on April 22, 2005.

(e)(7) Amendment dated August 28, 2000 to the Investor Services Agreement dated December 31, 1998 between the Registrant and PADCO Financial Services, Inc. is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement, as filed with the SEC on April 20, 2001.

(e)(8) Amendment dated August 28, 2000 to the Investor Services Plan dated December 31, 1998 is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement, as filed with the SEC on April 20, 2001.

(e)(9) Amendment dated May 21, 2001 to the Investor Services Agreement dated December 31, 1998 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to exhibit
               (e)(9) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement, as filed with the SEC on April 22, 2005.

(e)(10) Amendment dated May 21, 2001 to the Investor Services Plan dated December 31, 1998 is incorporated herein by reference to exhibit
               (e)(10) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement, as filed with the SEC on April 22, 2005.

(e)(11) Amendment dated November 5, 2001 to the Investor Services Agreement dated December 31, 1998 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to exhibit (e)(11) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement, as filed with the SEC on April 22, 2005.

(e)(12) Amendment dated November 5, 2001 to the Investor Services Plan dated December 31, 1998 is incorporated herein by reference to exhibit (e)(12) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement, as filed with the SEC on April 22, 2005.

(e)(13) Amendment dated May 20, 2002 to the Investor Services Agreement dated December 31, 1998 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to exhibit

               (e)(13) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement, as filed with the SEC on April 22, 2005.

(e)(14) Amendment dated May 20, 2002 to the Investor Services Plan dated December 31, 1998 is incorporated herein by reference to exhibit
               (e)(14) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement, as filed with the SEC on April 22, 2005.

(e)(15) Amendment dated November 18, 2002 to the Investor Service Agreement dated December 31, 1998 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 11 to the Registrant's Registration Statement, as filed with the SEC on November 26, 2002.

(e)(16) Amendment dated November 18, 2002 to the Investor Services Plan dated December 31, 1998 is incorporated herein by reference to exhibit (e)(16) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement, as filed with the SEC on April 22, 2005.

(e)(17) Amendment dated February 14, 2003 to the Investor Services Agreement dated December 31, 1998 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to exhibit (e)(6) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement, as filed with the SEC on February 14, 2003.

(e)(18) Amendment dated February 14, 2003 to the Investor Services Plan dated December 31, 1998 is incorporated herein by reference to exhibit (e)(6) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement, as filed with the SEC on February 14, 2003.

(e)(19) Amendment dated November 10, 2003 to the Investor Services Agreement dated December 31, 1998 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to exhibit (e)(7) of Post-Effective Amendment No. 16 to the Registrant's Registration Statement, as filed with the SEC on April 27, 2004.

(e)(20) Amendment dated November 10, 2003 to the Investor Services Plan dated December 31, 1998 is incorporated herein by reference to exhibit (e)(8) of Post-Effective Amendment No. 16 to the Registrant's Registration Statement, as filed with the SEC on April 27, 2004.

(e)(21) Amendment dated May 23, 2005 to the Investor Services Agreement dated December 31, 1998 between the Registrant and Rydex Distributors, Inc., with respect to the Strengthening Dollar Fund, Weakening Dollar Fund, Commodities Fund, Absolute Return Strategies Fund, Hedged Equity Fund and Market Neutral Fund, is incorporated herein by reference to exhibit (e)(21) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement, as filed with the SEC on December 21, 2005.

(e)(22) Form of Amendment dated February 17, 2006 to the Investor Services Agreement dated December 31, 1998 between the Registrant and Rydex Distributors, Inc., with respect to the CLS AdvisorOne Berolina Fund, is incorporated herein by reference to exhibit
               (e)(22) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement, as filed with the SEC on December 21, 2005.

(e)(23) Amendment dated May 23, 2005 to the Investor Services Plan dated December 31, 1998, with respect to the Strengthening Dollar Fund, Weakening Dollar Fund, Commodities Fund, Absolute Return Strategies Fund, Hedged Equity Fund and Market Neutral Fund, is incorporated herein by reference to exhibit (e)(23) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement, as filed with the SEC on December 21, 2005.

(e)(24) Form of Amendment dated February 17, 2006 to the Investor Services Plan dated December 31, 1998, with respect to the CLS AdvisorOne Berolina Fund, is incorporated herein by reference to exhibit (e)(24) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement, as filed with the SEC on December 21, 2005.

(e)(25) Form of Amendment dated February 17, 2006 to the Investor Services Agreement dated December 31, 1998 between the Registrant and Rydex Distributors, Inc., with respect to the Russell 2000 Fund, S&P 500 Fund, Dynamic Russell 2000 Fund and Inverse Dynamic Russell 2000 Fund, is filed herewith.

(e)(26) Form of Amendment dated February 17, 2006 to the Investor Services Plan dated December 31, 1998, with respect to the Russell 2000 Fund, S&P 500 Fund, Dynamic Russell 2000 Fund and Inverse Dynamic Russell 2000 Fund, is filed herewith.

(f)            Not Applicable.

(g) Form of Custodian Agreement between the Registrant and Star Bank, N.A. is incorporated herein by reference to exhibit (g) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, as filed with the SEC on October 16, 1998.

(h)(1) Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to exhibit (h)(1) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement, as filed with the SEC on April 22, 2005.

(h)(2) Form of Amendment dated May 23, 2005 to the Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc., with respect to the Strengthening Dollar Fund, Weakening Dollar Fund, Commodities Fund, Absolute Return Strategies Fund, Hedged Equity Fund and Market Neutral Fund, is incorporated herein by reference to exhibit (h)(7) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement, as filed with the SEC on December 21, 2005.

(h)(3) Form of Amendment dated February 17, 2006 to the Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc., with respect to the CLS AdvisorOne Berolina Fund, is incorporated herein by reference to exhibit (h)(8) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement, as filed with the SEC on December 21, 2005.

(h)(4) Form of Amendment dated February 17, 2006 to the Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc., with respect to the Russell 2000 Fund, S&P 500 Fund, Dynamic Russell 2000 Fund and Inverse Dynamic Russell 2000 Fund, is filed herewith.

(h)(5) Accounting Services Agreement dated August 11, 1998 between the Registrant and PADCO Service Company, Inc., d/b/a Rydex Fund Services, Inc., is incorporated herein by reference to exhibit
               (h)(2) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, as filed with the SEC on October 16, 1998.

(h)(6) Amendment dated November 10, 2003 to the Accounting Services Agreement dated August 11, 1998 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to exhibit (h)(10) of Post-Effective Amendment No. 16 to the Registrant's Registration Statement, as filed with the SEC on April 27, 2004.

(h)(7) Form of Amendment dated February 17, 2006 to the Accounting Services Agreement dated August 11, 1998 between the Registrant and Rydex Fund Services, Inc., with respect to the Russell 2000 Fund, S&P 500 Fund, Dynamic Russell 2000 Fund and Inverse Dynamic Russell 2000 Fund, is filed herewith.

(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

(j)            Not Applicable.

(k)            Not Applicable.

(l)            Not Applicable.

(m)(1) Form of Distribution Plan dated February 14, 2003 is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement, as filed with the SEC on February 14, 2003.

(m)(2) Form of Amendment dated February 17, 2006 to Distribution Plan dated February 14, 2003 between the Registrant and Rydex Distributors, Inc., with respect to the CLS AdvisorOne Berolina Fund, is incorporated herein by reference to exhibit (m)(2) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement, as filed with the SEC on December 21, 2005.

(n)            Not Applicable.

(o)            Not Applicable.

(p)(1) Combined Code of Ethics for Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Rydex Capital Partners SPhinX Fund, PADCO Advisors, Inc. d/b/a Rydex Investments, PADCO Advisors II, Inc. d/b/a Rydex Investments, Rydex Capital Partners I, LLC, Rydex Capital Partners II, LLC, Rydex Distributors, Inc. and Rydex Fund Services, Inc. is incorporated by reference to exhibit (p) of Post-Effective Amendment No. 5 to Rydex ETF Trust's Registration Statement (File Nos. 811-21261 and 333-101625), as filed with the SEC on December 15, 2005.

(p)(2) Code of Ethics for Clarke Lanzen Skalla Investment Firm, Inc. is incorporated herein by reference to exhibit (p)(2) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement, as filed with the SEC on April 22, 2005.

(q) Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust and Rydex Capital Partners SPhinX Fund Powers of Attorney for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated by reference to exhibit (q) of Post-Effective Amendment No. 5 to Rydex ETF Trust's Registration Statement (File Nos. 811-21261 and 333-101625), as filed with the SEC on December 15, 2005.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Not Applicable.

ITEM 25. INDEMNIFICATION

The Registrant is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust, dated as of June 11, 1998 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

     (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

     (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

     (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

ADVISER

PADCO Advisors II, Inc., d/b/a Rydex Investments, (the "Advisor") is the investment adviser for the Trust. The principal address of the Advisor is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Advisor is an investment adviser registered under the Investment Advisers Act of 1940.

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

                  NAME                 POSITION WITH  ADVISOR                                OTHER BUSINESS
     --------------------------------------------------------------------------------------------------------------------------
     Carl G. Verboncoeur        Chief Executive Officer (CEO) and     Director of ICI Mutual Insurance Company
                                Treasurer                             President, CEO and Treasurer of Rydex Fund Services, Inc.
                                                                      CEO and Treasurer of PADCO Advisors, Inc.
                                                                      Executive Vice President and Treasurer of Rydex Capital
                                                                      Partners I, LLC
                                                                      Executive Vice President and Treasurer of Rydex Capital
                                                                      Partners II, LLC
                                                                      President and Trustee of Rydex Series Funds
                                                                      President and Trustee of Rydex Dynamic Funds
                                                                      President and Trustee of Rydex Variable Trust
                                                                      President and Trustee of Rydex ETF Trust
                                                                      Vice President and Trustee of Rydex Capital Partners
                                                                      SPhinX Fund
                                                                      President, CEO and Treasurer of Rydex Distributors, Inc.

     Michael P. Byrum           President and Secretary               Executive Vice President and Secretary of Rydex Fund
                                                                      Services, Inc.

                                                                      President and Secretary of PADCO Advisors, Inc.
                                                                      President and Secretary of Rydex Capital Partners I, LLC
                                                                      President and Secretary of Rydex Capital Partners II, LLC
                                                                      Trustee and Vice President of Rydex Series Funds
                                                                      Trustee and Vice President of Rydex Dynamic Funds
                                                                      Trustee and Vice President of Rydex Variable Trust
                                                                      Trustee and Vice President of Rydex ETF Trust
                                                                      Trustee and President of Rydex Capital Partners SPhinX Fund

     Joanna M. Haigney          Vice President of Compliance          Vice President of Compliance of PADCO Advisors, Inc.
                                                                      Chief Compliance Officer and Secretary of Rydex Series Funds
                                                                      Chief Compliance Officer and Secretary of Rydex Dynamic
                                                                      Funds
                                                                      Chief Compliance Officer and Secretary of Rydex ETF Trust
                                                                      Chief Compliance Officer and Secretary of Rydex Variable
                                                                      Trust
                                                                      Chief Compliance Officer and Secretary of Rydex Capital
                                                                      Partners SPhinX Fund
                                                                      Vice President of Rydex Fund Services, Inc.

     Jean M. Dahl               Director                              Director and Employee of Dynamic Holdings, Inc.
                                                                      Director of PADCO Advisors, Inc.
                                                                      Director of Rydex Distributors, Inc.
                                                                      Director of Rydex Fund Services, Inc.
                                                                      Director of Viragh Family Foundation, Inc.

     Katherine A. Viragh        Director                              Trustee of 1997/2002 Irrevocable Trust for Family of Skip
                                                                      Viragh
                                                                      Trustee of 2000/2002 Irrevocable Trust for Family of Skip
                                                                      Viragh
                                                                      Trustee of 2002 Irrevocable Trust for Becky Alexander
                                                                      Trustee of 2003 Dynamic Irrevocable Trust
                                                                      Trustee of 2003 Irrevocable Trust for Family of Skip Viragh
                                                                      Manager of Blonde Shelters, LLC
                                                                      Director and Employee of Dynamic Holdings, Inc.
                                                                      Director of PADCO Advisors, Inc.

                                                                      Limited Partner of PADCO Partners, LLLP
                                                                      Director of Rydex Distributors, Inc.
                                                                      Director of Rydex Fund Services, Inc.
                                                                      Trustee of Spring Hill College
                                                                      Director and Treasurer of Viragh Family Foundation, Inc.

     Mark S. Viragh             Director                              Director and Employee of Dynamic Holdings, Inc.
                                                                      Director of PADCO Advisors, Inc.
                                                                      Director of Rydex Distributors, Inc.
                                                                      Director of Rydex Fund Services, Inc.
                                                                      President and Director of Viragh Family Foundation, Inc.
                                                                      Trustee of 1997/2002 Irrevocable Trust for Family of Skip
                                                                      Viragh
                                                                      Trustee of 2000/2002 Irrevocable Trust for Family of Skip
                                                                      Viragh
                                                                      Trustee of 2002 Irrevocable Trust for Becky Alexander
                                                                      Trustee of 2003 Dynamic Irrevocable Trust
                                                                      Trustee of 2003 Irrevocable Trust for Family of Skip Viragh

     Robert J. Viragh           Director                              Employee of Dynamic Holdings Inc.
                                                                      Director of PADCO Advisors, Inc.
                                                                      Director of Rydex Distributors, Inc.
                                                                      Director of Rydex Fund Services, Inc.
                                                                      Director of Viragh Family Foundation, Inc.

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust's Statement of Additional Information.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Rydex Distributors, Inc. (formerly, PADCO Financial Services, Inc.) serves as the principal underwriter for the Registrant, Rydex Series Funds, Rydex Dynamic Funds, Rydex Capital Partners SPhinX Fund and Rydex ETF Trust.

(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.

  NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH            POSITIONS AND OFFICES WITH
   BUSINESS ADDRESS                          UNDERWRITER                            REGISTRANT
-----------------------------------------------------------------------------------------------------
Carl G. Verboncoeur              CEO, President and Treasurer              President and Trustee

Kevin Farragher                  Senior Vice President, Secretary          None
                                 and Chief Compliance Officer

Peter Brophy                     Vice President and Chief Financial        None
                                 Officer

Joseph Yoon                      Assistant Secretary                       None

Jean M. Dahl                     Director                                  None

Katherine A. Viragh              Director                                  None

Mark Stephen Viragh              Director                                  None

Robert J. Viragh                 Director                                  None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and records required to be maintained and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

ITEM 29. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A and B.

ITEM 30. UNDERTAKINGS

None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Trust has duly caused this Post-Effective Amendment No. 21 to Registration Statement 333-57017 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on the 16th day of February, 2006.

                                           RYDEX VARIABLE TRUST

                                           /s/Carl G. Verboncoeur
                                           ----------------------
                                           Carl G. Verboncoeur
                                           President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 21 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                       TITLE                          DATE
---------                       -----                          ----
/S/Carl G. Verboncoeur          President and Chief            February 16, 2006
---------------------------     Executive Officer
Carl G. Verboncoeur

         *                      Member of the Board of         February 16, 2006
---------------------------     Trustees
J.Kenneth Dalton

         *                      Member of the Board of         February 16, 2006
---------------------------     Trustees
John O.  Demaret

         *                      Member of the Board of         February 16, 2006
---------------------------     Trustees
Patrick T. McCarville

         *                      Member of the Board of         February 16, 2006
---------------------------     Trustees
Roger Somers

         *                      Member of the Board of         February 16, 2006
---------------------------     Trustees
Corey A. Colehour

/S/Michael P. Byrum             Member of the Board of         February 16, 2006
---------------------------     Trustees
Michael P. Byrum

         *                      Member of the Board of         February 16, 2006
---------------------------     Trustees
Werner E. Keller

         *                      Member of the Board of         February 16, 2006
---------------------------     Trustees
Thomas F. Lydon

/S/Nick Bonos                   Vice President and             February 16, 2006
---------------------------     Treasurer
Nick Bonos

* /s/ Carl G. Verboncoeur
  -----------------------
   Carl G. Verboncoeur, Attorney-in-Fact, pursuant to powers of attorney for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John
   O. Demaret, Patrick T. McCarville, and Roger Somers which are incorporated herein by reference to exhibit (q) of Post-Effective Amendment No. 5 to Rydex ETF Trust's Registration Statement (File Nos. 811-21261 and 333-101625), as filed with the SEC on December 15, 2005.

                              RYDEX VARIABLE TRUST
                                  EXHIBIT INDEX

NUMBER         EXHIBIT:
------         --------
EX-99.A3       Amendment dated November 21, 2005 to the Declaration of Trust dated June 11, 1998

EX-99.B        Amended and Restated By-Laws

EX-99.D7       Form of Amendment dated February 17, 2006 to the Advisory Agreement dated April
               30, 2004 between the Registrant and PADCO Advisors II, Inc., with respect to the
               Russell 2000 Fund, S&P 500 Fund, Dynamic Russell 2000 Fund and Inverse Dynamic
               Russell 2000 Fund

EX-99.E25      Form of Amendment dated February 17, 2006 to the Investor Services Agreement dated December 31, 1998 between the Registrant and Rydex Distributors, Inc., with respect to the Russell 2000 Fund, S&P 500 Fund, Dynamic Russell 2000 Fund and
               Inverse Dynamic Russell 2000 Fund

EX-99.E26      Form of Amendment dated February 17, 2006 to the Investor Services Plan dated
               December 31, 1998, with respect to the Russell 2000 Fund, S&P 500 Fund, Dynamic
               Russell 2000 Fund and Inverse Dynamic Russell 2000 Fund

EX-99.H4       Form of Amendment dated February 17, 2006 to Amended and Restated Service
               Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services,
               Inc., with respect to the Russell 2000 Fund, S&P 500 Fund, Dynamic Russell 2000
               Fund and Inverse Dynamic Russell 2000 Fund

EX-99.H7       Form of Amendment dated February 17, 2006 to Accounting Services Agreement dated
               August 11, 1998 between the Registrant and Rydex Fund Services, Inc., with respect to the Russell 2000 Fund, S&P 500 Fund, Dynamic Russell 2000 Fund and
               Inverse Dynamic Russell 2000 Fund

EX-99.I        Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP